SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted cash
Interest bearing percentage		5.00%
Impairment of long-lived assets		$ 0	$ 0	$ 0
Dividend declared	$ 471	$ 643,000
USD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate		0.7320
SGD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate		1